Summary of Pro Forma Financial Information (Details) - Vidello Limited [Member] - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Business Combination [Line Items]
Revenue	$ 12,391,854	$ 10,006,674
Cost of revenue	2,379,038	2,114,675
Operating expenses	28,511,163	19,795,088
Total other expenses (income), net	3,966,478	18,045,645
Loss before income taxes attributable to common stockholders	$ (22,464,825)	$ (29,948,734)